Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Schedule of changes in share capital
	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$

Balance, December 31, 2017	72	201,500	3,794,846	12,794,963	354,996	2,116,900
Share issued	—	—	2,268,035	47,853,745	—	—
Share issuance costs	—	—	—	(6,634,405)	—	—
Reverse acquisition	—	—	545,505	9,868,179	37,313	118,875
Warrant valuations	—	—	—	(2,366,670)	198,835	2,366,670
Share-based payments	—	—	—	—	—	294,287
Share options exercised	—	—	190,463	5,145,825	—	—
Share options cancelled	—	—	—	—	—	—
Warrants exercised	—	—	44,931	1,254,665	(44,932)	(454,587)
Balance, December 31, 2018	72	201,500	6,843,780	67,916,302	546,212	4,442,145

Balance, December 31, 2018	72	201,500	6,843,780	67,916,302	546,212	4,442,145
Shares issued [a] [b] [c] [d] [e]	—	—	408,651	11,539,417	—	—
Issued on acquisition of net assets of Prismic
Pharmaceuticals, Inc. [f]	—	—	510,940	16,431,818	67,598	1,888,086
Share options exercised	—	—	130,189	1,782,438	—	—
Warrants exercised	—	—	12,167	145,174	(12,167)	(50,183)
Warrants expired	—	—	—	—	(134,192)	(535,014)
Balance, December 31, 2019	72	201,500	7,905,727	97,815,149	467,451	5,745,034

Disclosure of changes in warrants outstanding and weighted average exercise price
	Number of warrants	Weighted average exercise price
	#	$
Outstanding as at December 31, 2017	354,996	5.80
Granted	236,148	16.57
Exercised	(44,932)	17.79
Outstanding as at December 31, 2018	546,212	9.47
Granted	67,598	10.45
Exercised	(12,167)	7.81
Expired	(134,192)	7.64
Outstanding as at December 31, 2019	467,451	10.20

Disclosure of fair value assumptions of warrants outstanding
	2019	2018
Grant date share price	$32.16	$4.42 - $18.09
Exercise price	$2.61 - $26.73	$4.42 - $26.13
Expected dividend yield	—	—
Risk free interest rate	1.41% - 1.52%	1.70% - 2.17%
Expected life	1.39 - 6.55	2 years
Expected volatility	100%	100%

Disclosure of number of warrants outstanding and exercise price

The following table is a summary of the Company's warrants outstanding as at December 31, 2019:

Warrants Outstanding

	Exercise price	Number outstanding
Expiry Date	$	#
November 30, 2020	2.61	16,787
September 15, 2022	4.42	199,005
August 1, 2021	5.43	4,476
September 11, 2023	5.43	22,382
January 5, 2020	6.03	37,313
July 24, 2023	13.07	3,357
May 20, 2023	16.08	7,311
May 24, 2022	18.09	163,535
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	10.20	467,451

The following table is a summary of the Company's warrants outstanding as at December 31, 2018:

Warrants Outstanding

	Exercise price	Number outstanding
Expiry Date	$	#

September 15, 2022	4.42	199,005
October 20, 2019	7.56	11,970
November 1, 2019	7.56	69,240
November 14, 2019	7.56	52,532
November 21, 2019	7.56	10,263
December 12, 2019	7.56	1,084
December 29, 2019	7.56	1,072
January 5, 2020	6.03	37,313
May 24, 2022	18.09	163,733
	9.47	546,212